Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Net revenues [Abstract]
Private Bank Germany		€ 5,116,000,000	€ 5,453,000,000	€ 5,253,000,000
Private & Commercial Business International	[1]	1,442,000,000	1,441,000,000	1,457,000,000
Wealth Management		1,687,000,000	1,748,000,000	2,022,000,000
Total net revenues		8,245,000,000	8,641,000,000	8,732,000,000
Of which: [Abstract]
Net interest income		5,133,000,000	5,217,000,000	5,120,000,000
Commission and fee income		2,925,000,000	2,826,000,000	2,994,000,000
Remaining income		187,000,000	598,000,000	617,000,000
Provision for credit losses		342,000,000	347,000,000	325,000,000
Noninterest expenses [Abstract]
Compensation and benefits		3,519,000,000	3,613,000,000	3,635,000,000
General and administrative expenses		3,978,000,000	3,932,000,000	4,138,000,000
Impairment of goodwill and other intangible assets		545,000,000	0	12,000,000
Restructuring activities		126,000,000	49,000,000	358,000,000
Total noninterest expenses		8,168,000,000	7,593,000,000	8,143,000,000
Noncontrolling interests		0	0	(12,000,000)
Profit (loss) before income taxes		€ (265,000,000)	€ 701,000,000	€ 275,000,000
Cost/income ratio		99.10%	87.90%	93.30%
Total assets	[2]	€ 282,773,000,000	€ 288,513,000,000	€ 278,014,000,000
Loans (gross of allowances for loan losses)		230,000,000	221,000,000	215,000,000
Assets under Management	[3]	487,000,000	451,000,000	480,000,000
Net flows		€ 4,000,000	€ (2,000,000)	€ 3,000,000
Employees (full-time equivalent)		37,266	38,415	39,272

[1]	Covers operations in Italy, Spain, Belgium and India.
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[3]	We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.